SCHEDULE OF BORROWINGS (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Debt Instrument [Line Items]
Aggregate outstanding principal balances	¥ 69,489	¥ 272,376
Less: current portion and short-term borrowings	(69,489)	(261,940)
Long-term portion of borrowings		10,436
Lender 1 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 36,000	¥ 90,000
Loan start date	Mar. 10, 2026	Feb. 20, 2025
Loan end date	Jul. 10, 2026	Feb. 20, 2026
Annual Interest Rate	3.35%	5.50%
Aggregate outstanding principal balances	¥ 36,000	¥ 37,500
Lender 2 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 40,000	¥ 77,000
Loan start date	Jun. 27, 2025	Jun. 11, 2025
Loan end date	Mar. 29, 2027	Oct. 11, 2025
Annual Interest Rate	2.43%	3.10%
Aggregate outstanding principal balances	¥ 20,882	¥ 77,000
Lender 3 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 30,000	¥ 99,000
Loan start date	Aug. 29, 2025	Jul. 31, 2025
Loan end date	Aug. 31, 2026	Nov. 30, 2025
Annual Interest Rate	4.50%	3.10%
Aggregate outstanding principal balances	¥ 12,607	¥ 99,000
Lender 4 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed		¥ 40,000
Loan start date		Jun. 27, 2025
Loan end date		Mar. 29, 2027
Annual Interest Rate		2.18%
Aggregate outstanding principal balances		¥ 31,328
Lender Six [Member]
Debt Instrument [Line Items]
Original Amount Borrowed		¥ 30,000
Loan start date		Aug. 29, 2025
Loan end date		Aug. 31, 2026
Annual Interest Rate		4.50%
Aggregate outstanding principal balances		¥ 27,548